NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
NET LOSS PER SHARE [Line Items]
Net Loss Per Share

Note 15. Net Loss Per Share

The Company follows the two-class method when computing net loss per common share when shares are issued that meet the definition of participating securities. The Company considers its convertible preferred stock to be participating as holders of such securities have non-forfeitable dividend rights in the event of the declaration of a dividend for shares of common stock. When the Company is in a net loss position, the net loss attributable to common stockholders was not allocated to the convertible preferred stock under the two-class method as these securities do not have a contractual obligation to share in losses. Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of the Company’s common stock outstanding. During the periods when there is a net loss attributable to common stockholders, potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive.

The following common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	Six Months Ended June 30,
	2021	2020
Stock options to purchase common stock	7,075,268	4,365,000
Unvested restricted stock	87,500	—
Preferred shares on an as-converted basis	21,671,491	21,671,491
Class F shares an as-converted basis	8,372,143	8,372,143
Shares issuable upon exercise of warrants	60,000	60,000
Total	37,266,402	34,468,634

Note 15. Net Loss Per Share

The Company follows the two-class method when computing net loss per common share when shares are issued that meet the definition of participating securities. The Company considers its convertible preferred stock to be participating as holders of such securities have non-forfeitable dividend rights in the event of the declaration of a dividend for shares of common stock. When the Company is in a net loss position, the net loss attributable to common stockholders was not allocated to the convertible preferred stock under the two-class method as these securities do not have a contractual obligation to share in losses. Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of the Company’s common stock outstanding. During the periods when there is a net loss attributable to common stockholders, potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive.

The following common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2020	2019
Stock options to purchase common stock	5,221,283	5,024,915
Unvested restricted stock	125,000	—
Preferred shares on an as-converted basis	21,671,491	15,342,075
Class F shares an as-converted basis	8,372,143	8,402,000
Shares issuable upon exercise of warrants	60,000	60,000
Total	35,449,917	28,828,990